Share Capital - Detailed Information of Issued and outstanding Capital (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	Dec. 31, 2017	May 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [Line Items]
Common shares	€ 322		€ 319
Common Share [member]
Disclosure of classes of share capital [Line Items]
Common shares	251		249
Authorized share capital	€ 720		€ 720
Number of authorized shares (in million)	6,000		6,000
Par value in cents per share	€ 0.12		€ 0.12
Common Share B [member]
Disclosure of classes of share capital [Line Items]
Common shares	€ 70		€ 70
Authorized share capital	€ 360		€ 360
Number of authorized shares (in million)	3,000		3,000
Par value in cents per share	€ 0.12	€ 0.12	€ 0.12